Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2020
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Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
22.	Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2020	31 December 2019
Balance at the end of previous year	10 013	39
Reclassified to assets held for sale in the period	210	9 692
Disposals	(9 665)	(59)
Effect of movements in foreign exchange	(484)	341

Balance at the end of year	74	10 013
LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2020	31 December 2019
Balance at end of previous year	1 145	—
Reclassified to liabilities associated with assets held for sale	(46)	1 106
Disposals	(1 044)	—
Effect of movements in foreign exchange	(55)	39

Balance at end of the period	—	1 145
On 19 July 2019, AB InBev announced the agreement to divest CUB, its Australian subsidiary, to Asahi for 16.0 billion AUD on a cash free, debt free basis. Consequently, in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
, as at 31 December 2019, assets and liabilities associated with the Australian operations were reclassified to assets held for sale and liabilities associated with assets held for sale. Furthermore, the results of the Australian operations were accounted for as discontinued operations and presented in a separate line in the consolidated income statement (“profit from discontinued operations”) up to 31 May 2020.
Upon the closing of the transaction on 1 June 2020, the company received 10.8 billion US dollar proceeds net of disposal costs, derecognized (8.5) billion US dollar of net assets in relation to its former Australian operations, recycled (0.4) billion US dollar of the cumulative foreign exchange differences on its former Australian operations and cashflow hedges from equity to profit or loss, resulting in a net gain on disposal of 1.9 billion US dollar recognized in discontinued operations.
ASSETS AND LIABILITIES HELD FOR SALE
Assets and liabilities relating to the Australian operations were classified as held for sale on the consolidated statement of financial position as at 31 December 2019 and disposed of upon the completion of the sale on 1 June 2020. The relevant assets and liabilities are detailed in the table below:

Million US dollar	1 June 2020	31 December 2019
Assets
Property, plant and equipment	581	625
Goodwill and intangible assets	8 584	9 030
Other assets	371	310

Assets classified as held for sale	9 537	9 965
Liabilities
Trade and other payables	(581)	(659)
Deferred tax liabilities	(363)	(380)
Other liabilities	(101)	(106)

Liabilities associated with assets held for sale	(1 044)	(1 145)
Net assets disposed of	8 493	—
Exceptional gain on divestiture of Australia (discontinued operations)	1 919	—
Recycling of CTA and cashflow hedges	426	—

Consideration received	10 838	—
RESULTS FROM DISCONTINUED OPERATIONS
The following table summarizes the results of the Australian operations included in the consolidated income statements and presented as discontinued operations:

For the period ended
Million US dollar	31 May 2020	31 December 2019	31 December 2018
Revenue	477	1 394	1 577
Profit from operations	178	632	775
Profit from discontinued operations	136	424	531
CASH FLOW FROM DISCONTINUED OPERATIONS
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the period ended
Million US dollar	31 May 2020	31 December 2019 1	31 December 2018
Cash flow from operating activities	84	640	883
Cash flow from investing activities – proceeds from Australia divestiture	10 838	219	—
Cash flow from investing activities – other	(13)	(77)	(109)
Cash flow from financing activities	(6)	(24)	(19)

Net increase in cash and cash equivalents	10 903	758	755